Private Placements of Restricted Common Stock (Details) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		57 Months Ended	63 Months Ended
	Apr. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012	Apr. 10, 2007
Summary of proceeds from private placements
Shares		22,184,997		22,184,997		8,334,997		8,334,997	22,184,997
Proceeds from private placement of common stock	$ 100,000	$ 600,000	$ 1,025,000	$ 1,725,000	$ 2,412,756	$ 2,480,500		$ 2,480,500	$ 4,205,500
Related Warrant Liability		258,891		258,891		665,938		665,938	258,891	4,838,690
February 25, 2011 [Member]
Summary of proceeds from private placements
Shares		4,766,666		4,766,666		4,766,666		4,766,666	4,766,666
Proceeds from private placement of common stock				1,430,000	1,430,000	1,430,000
Related Warrant Liability		49,583		49,583		381,401		381,401	49,583	2,350,251
May 31, 2011 [Member]
Summary of proceeds from private placements
Shares		1,409,999		1,409,999		1,409,999		1,409,999	1,409,999
Proceeds from private placement of common stock				423,000	423,000	423,000
Related Warrant Liability		191,307		191,307		118,141		118,141	191,307	1,186,859
June 27, 2011 [Member]
Summary of proceeds from private placements
Shares		1,874,999		1,874,999		1,874,999		1,874,999	1,874,999
Proceeds from private placement of common stock				562,500	562,500	562,500
Related Warrant Liability		18,001		18,001		159,234		159,234	18,001	1,243,838
July 12, 2011 [Member]
Summary of proceeds from private placements
Shares		83,333		83,333		83,333		83,333	83,333
Proceeds from private placement of common stock				25,000	25,000	25,000
Related Warrant Liability						7,162		7,162		57,742
December 2, 2011 [Member]
Summary of proceeds from private placements
Shares		200,000		200,000		200,000		200,000	200,000
Proceeds from private placement of common stock				40,000	40,000	40,000
Related Warrant Liability
February 10, 2012 [Member]
Summary of proceeds from private placements
Shares		3,250,000		3,250,000					3,250,000
Proceeds from private placement of common stock				325,000
Related Warrant Liability
February 14, 2012 [Member]
Summary of proceeds from private placements
Shares		4,000,000		4,000,000					4,000,000
Proceeds from private placement of common stock				400,000
Related Warrant Liability
March 7, 2012 [Member]
Summary of proceeds from private placements
Shares		1,000,000		1,000,000					1,000,000
Proceeds from private placement of common stock				100,000
Related Warrant Liability
March 15, 2012 [Member]
Summary of proceeds from private placements
Shares		1,750,000		1,750,000					1,750,000
Proceeds from private placement of common stock				175,000
Related Warrant Liability
March 22, 2012 [Member]
Summary of proceeds from private placements
Shares		250,000		250,000					250,000
Proceeds from private placement of common stock				25,000
Related Warrant Liability
April 9, 2012 [Member]
Summary of proceeds from private placements
Shares		1,000,000		1,000,000					1,000,000
Proceeds from private placement of common stock				100,000
Related Warrant Liability
April 24, 2012 [Member]
Summary of proceeds from private placements
Shares		200,000		200,000					200,000
Proceeds from private placement of common stock
Related Warrant Liability
June 28, 2012 [Member]
Summary of proceeds from private placements
Shares		2,400,000		2,400,000					2,400,000
Proceeds from private placement of common stock				600,000
Related Warrant Liability